LORD ABBETT SECURITIES TRUST

Lord Abbett Alpha Strategy Fund

Supplement dated April 29, 2016 to the

Prospectus dated March 1, 2016

Effective May 1, 2016, the following tables replace the tables included in the section “Fees and Expenses” on pages 3 and 4 of the prospectus:

Shareholder Fees (Fees paid directly from your investment)
Class			A		B	C	F, I, P, R2, R3, R4, R5, and R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)			5.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)			None(1)		5.00%	1.00%(2)	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3	R4	R5	R6
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%	0.25%	None	None
Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.09%
Acquired Fund Fees and Expenses	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%
Total Annual Fund Operating Expenses	1.66%	2.41%	2.41%	1.51%	1.41%	1.86%	2.01%	1.91%	1.66%	1.41%	1.28%
Management Fee Waiver(3)	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Management Fee Waiver(3)	1.61%	2.36%	2.36%	1.46%	1.36%	1.81%	1.96%	1.86%	1.61%	1.36%	1.23%

(1)    A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)   A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

(3)    For the period from March 1, 2016 through February 28, 2017, Lord, Abbett & Co. LLC has contractually agreed to waive its fees at an annual rate of 0.05%. This agreement may be terminated only by the Fund’s Board of Trustees.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 729	$ 1,064	$ 1,421	$ 2,423	$ 729	$ 1,064	$ 1,421	$ 2,423
Class B Shares	$ 739	$ 1,047	$ 1,481	$ 2,557	$ 239	$ 747	$ 1,281	$ 2,557
Class C Shares	$ 339	$ 747	$ 1,281	$ 2,743	$ 239	$ 747	$ 1,281	$ 2,743
Class F Shares	$149	$ 472	$ 819	$ 1,797	$ 149	$ 472	$ 819	$ 1,797
Class I Shares	$ 138	$ 441	$ 766	$ 1,687	$ 138	$ 441	$ 766	$ 1,687
Class P Shares	$ 184	$ 580	$ 1,001	$ 2,176	$ 184	$ 580	$ 1,001	$ 2,176
Class R2 Shares	$ 199	$ 626	$ 1,078	$ 2,334	$ 199	$ 626	$ 1,078	$ 2,334
Class R3 Shares	$ 189	$ 595	$ 1,027	$ 2,229	$ 189	$ 595	$ 1,027	$ 2,229
Class R4 Shares	$ 164	$ 519	$ 897	$ 1,961	$ 164	$ 519	$ 897	$ 1,961
Class R5 Shares	$ 138	$ 441	$ 766	$ 1,687	$ 138	$ 441	$ 766	$ 1,687
Class R6 Shares	$ 125	$ 401	$ 697	$ 1,541	$ 125	$ 401	$ 697	$ 1,541

Effective May 1, 2016, the following paragraph replaces the penultimate paragraph under “Management and Organization of the Funds” on page 140 of the prospectus:

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of each Fund’s average daily net assets. Each Fund pays all of its expenses not expressly assumed by Lord Abbett.

Please retain this document for your future reference.

LORD ABBETT SECURITIES TRUST

Lord Abbett Alpha Strategy Fund

Supplement dated April 29, 2016 to the

Statement of Additional Information dated March 1, 2016

Effective May 1, 2016, the following replaces the subsection titled “Investment Advisory and Other Services – Administrative Services” on page 5-3 of the Statement of Additional Information:

Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund. Such services include Fund accounting, financial reporting, tax, shareholder servicing, technology, legal, compliance, and Blue Sky services. Under the Administrative Services Agreement, each Fund pays Lord Abbett a monthly fee, based on its average daily net assets for each month, at an annual rate of 0.04%. The administrative services fee is allocated to each class of shares of a Fund based upon the relative proportion of the Fund’s net assets represented by that class.

The administrative services fees paid to Lord Abbett by each Fund for the last three fiscal years ended October 31st were as follows:

Fund	2015	2014	2013
Alpha Strategy Fund*	N/A	N/A	N/A
Fundamental Equity Fund	$1,755,464	$2,317,784	$2,045,789
Growth Leaders Fund	$646,842	$387,124	$62,235
International Core Equity Fund	$229,076	$285,388	$303,517
International Dividend Income Fund	$1,002,993	$991,393	$839,826
International Opportunities Fund	$213,564	$194,931	$133,558
Micro Cap Growth Fund	$68,678	$65,578	$49,287
Micro Cap Value Fund	$66,153	$66,696	$56,032
Value Opportunities Fund	$1,196,743	$1,293,059	$954,203

* During the last three fiscal years ended October 31st, Alpha Strategy Fund did not pay an administrative services fee to Lord Abbett.

Please retain this document for your future reference.